The Gabelli Small Cap Growth Fund
Schedule of Investments — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.9%
Aerospace & Defence  — 1.8%
31,000 Allient Inc. ................................................ $ 1,666,250
2,500 Embraer SA, ADR ..................................... 160,925
58,000 Innovative Solutions and Support Inc.† ..... 1,098,520
6,500 Kratos Defense & Security Solutions Inc.† 493,415
7,000 National Presto Industries Inc. .................. 747,320
4,000 Redwire Corp.† ........................................ 30,400
331,500 Textron Inc. .............................................. 28,896,855
2,189 The Boeing Co.† ....................................... 475,276
33,568,961
Agriculture  — 0.1%
35,000 FMC Corp. ................................................ 485,450
64,000 Limoneira Co. ........................................... 808,000
1,293,450
Automotive  — 0.6%
19,000 Blue Bird Corp.† ....................................... 893,000
94,022 China Automotive Systems Inc.† ............... 400,534
400,000 Iveco Group NV ........................................ 8,825,752
10,119,286
Automotive: Parts and Accessories  — 5.7%
147,500 BorgWarner Inc. ....................................... 6,646,350
832,000 Brembo NV .............................................. 9,205,671
77,000 Commercial Vehicle Group Inc.† ............... 110,880
996,000 Dana Inc. ................................................. 23,664,960
100,000 Garrett Motion Inc. ................................... 1,743,000
188,500 Modine Manufacturing Co.† ...................... 25,166,635
93,000 Monro Inc. ............................................... 1,863,720
64,500 O'Reilly Automotive Inc.† ......................... 5,883,045
28,500 Phinia Inc. ................................................ 1,786,665
45,000 Puradyn Filter Technologies Inc.† .............. 4
186,000 Standard Motor Products Inc. ................... 6,854,100
245,500 Strattec Security Corp.†(a) ....................... 18,692,370
18,400 Thor Industries Inc. .................................. 1,889,128
103,506,528
Aviation: Parts and Services  — 2.2%
20,000 AAR Corp.† .............................................. 1,655,800
8,500 Astronics Corp.† ...................................... 461,040
25,000 Astronics Corp., Cl. B† ............................. 1,355,000
56,000 Ducommun Inc.† ..................................... 5,327,280
87,200 Moog Inc., Cl. A ....................................... 21,237,560
18,212 Moog Inc., Cl. B ....................................... 4,521,857
18,000 Woodward Inc. ......................................... 5,441,760
40,000,297
Broadcasting  — 0.9%
5,000 Beasley Broadcast Group Inc., Cl. A† ........ 25,050
165,000 Corus Entertainment Inc., Cl. B† ............... 4,207
35,500 Fox Corp., Cl. A ........................................ 2,593,985
5,800 Fox Corp., Cl. B ........................................ 376,594
25,000 Gray Media Inc. ........................................ 121,000
Shares
Market
Value
71,700 Gray Media Inc., Cl. A ............................... $ 860,400
850,000 Grupo Televisa SAB, ADR ......................... 2,473,500
100,000 ITV plc ..................................................... 111,004
13,000 Liberty Broadband Corp., Cl. A† ................ 627,640
11,000 Liberty Broadband Corp., Cl. C† ................ 534,600
22,000 Nexstar Media Group Inc. ......................... 4,467,100
100,000 Salem Media Group Inc.† ......................... 44,000
133,000 Sirius XM Holdings Inc. ............................ 2,659,335
35,000 TEGNA Inc. .............................................. 679,350
43,000 Townsquare Media Inc., Cl. A .................... 221,020
15,798,785
Building and Construction  — 4.3%
71,500 Arcosa Inc. ............................................... 7,601,880
200,000 Armstrong Flooring Inc.† .......................... 20
6,500 D.R. Horton Inc. ....................................... 936,195
31,500 Gibraltar Industries Inc.† .......................... 1,557,360
160,000 Herc Holdings Inc. .................................... 23,740,800
37,500 KB Home ................................................. 2,115,375
3,000 Legacy Housing Corp.† ............................ 58,560
316,200 Lennar Corp., Cl. B ................................... 30,076,944
2,000 Meritage Homes Corp. .............................. 131,600
1,050 NVR Inc.† ................................................ 7,657,409
21,600 PulteGroup Inc. ........................................ 2,532,816
420 The Monarch Cement Co. ......................... 98,700
71,000 Titan Machinery Inc.† ............................... 1,067,840
5,200 Toll Brothers Inc. ...................................... 703,144
23,000 Trex Co. Inc.† ........................................... 806,840
79,085,483
Business Services  — 2.6%
13,000 ACCO Brands Corp. .................................. 48,490
337,000 ALSOK Co. Ltd. ........................................ 2,649,486
1,439,000 Clear Channel Outdoor Holdings Inc.† ....... 3,180,190
34,500 Live Nation Entertainment Inc.† ................ 4,916,250
40,000 Loomis AB ............................................... 1,696,193
86,500 Madison Square Garden Entertainment
Corp.† .................................................. 4,661,485
13,000 McGrath RentCorp ................................... 1,364,090
80,000 Ranpak Holdings Corp.† ........................... 432,800
18,000 RB Global Inc. .......................................... 1,851,660
340,000 S4 Capital plc ........................................... 93,494
25,000 Sealed Air Corp. ....................................... 1,035,750
25,000 TransAct Technologies Inc.† ..................... 100,000
1,605,000 Trans-Lux Corp.†(a) ................................. 96,300
31,300 United Rentals Inc. ................................... 25,331,716
47,457,904
Cable  — 0.4%
56,000 AMC Networks Inc., Cl. A† ........................ 533,120
55,000 EchoStar Corp. , Cl. A† .............................. 5,978,500
6,511,620

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Communications Equipment  — 0.2%
6,500 CommScope Holding Co. Inc.† ................. $ 117,845
140,000 Telesat Corp.† .......................................... 4,074,000
4,191,845
Computer Software and Services  — 1.2%
350,000 Alithya Group Inc., Cl. A† .......................... 422,800
9,632 Omnicom Group Inc. ................................ 777,784
17,200 Rockwell Automation Inc. ......................... 6,692,004
30,000 Stratasys Ltd.† ......................................... 260,400
29,900 Tyler Technologies Inc.† ........................... 13,573,105
21,726,093
Consumer Products  — 1.4%
190,000 1-800-Flowers.com Inc., Cl. A† ................. 746,700
70,000 Brunswick Corp. ....................................... 5,196,800
32,000 Chofu Seisakusho Co. Ltd. ........................ 412,053
39,000 Church & Dwight Co. Inc. ......................... 3,270,150
20,000 Edgewell Personal Care Co. ...................... 341,000
120,000 Energizer Holdings Inc. ............................. 2,386,800
2,000 Harley-Davidson Inc. ................................ 40,980
3,300 Kobayashi Pharmaceutical Co. Ltd. ........... 114,354
3,000 LCI Industries .......................................... 364,020
216,000 Marine Products Corp. .............................. 1,892,160
250,000 Sally Beauty Holdings Inc.† ...................... 3,565,000
210,000 Samick Musical Instruments Co. Ltd. ........ 180,764
3,700 Shimano Inc. ............................................ 390,574
7,000 Spectrum Brands Holdings Inc. ................ 413,560
9,500 Steven Madden Ltd. .................................. 395,580
10,000 Sturm Ruger & Co. Inc. ............................ 326,500
25,000 The Scotts Miracle-Gro Co. ....................... 1,458,750
9,500 WD-40 Co. ............................................... 1,870,550
120,000 Wolverine World Wide Inc. ....................... 2,178,000
25,544,295
Consumer Services  — 0.8%
2,625 Angi Inc.† ................................................ 33,941
53,000 Bowlin Travel Centers Inc.† ....................... 207,760
5,000 IAC Inc.† .................................................. 195,500
179,000 OPENLANE Inc.† ...................................... 5,330,620
148,000 Rollins Inc. ............................................... 8,882,960
14,650,781
Diversified Industrial  — 10.2%
10,000 Acuity Inc. ................................................ 3,600,400
55,000 Albany International Corp., Cl. A ................ 2,788,500
326,000 Crane Co. ................................................. 60,124,180
127,500 Crane NXT Co. .......................................... 6,001,425
94,000 Distribution Solutions Group Inc.† ............ 2,574,660
5,000 Enerpac Tool Group Corp. ......................... 191,200
40,000 Enpro Inc. ................................................ 8,565,200
103,500 Greif Inc., Cl. A ......................................... 7,006,950
93,500 Greif Inc., Cl. B ......................................... 6,983,515
Shares
Market
Value
172,500 Griffon Corp. ............................................ $ 12,704,625
35,000 Hyster-Yale Inc. ........................................ 1,039,850
15,900 INNOVATE Corp.† ..................................... 71,868
113,500 L.B. Foster Co., Cl. A† ............................... 3,058,825
36,500 Lincoln Electric Holdings Inc. .................... 8,746,860
30,000 Lindsay Corp. ........................................... 3,536,100
50,000 Matthews International Corp., Cl. A ........... 1,306,000
965,500 Myers Industries Inc. ................................ 18,074,160
137,200 Oil-Dri Corp. of America ............................ 6,714,568
326,701 Park-Ohio Holdings Corp. ......................... 6,841,119
12,500 Pentair plc ................................................ 1,301,750
13,400 Roper Technologies Inc. ........................... 5,964,742
53,200 Sonoco Products Co. ................................ 2,321,648
44,500 Standex International Corp. ....................... 9,668,960
1,500 Steel Partners Holdings LP† ..................... 64,515
7,000 Terex Corp. .............................................. 373,660
215,500 Trinity Industries Inc. ................................ 5,697,820
185,323,100
Electronics  — 2.7%
100,500 Badger Meter Inc. ..................................... 17,528,205
61,400 Bel Fuse Inc., Cl. A ................................... 9,320,520
386,000 CTS Corp. ................................................ 16,547,820
57,000 Daktronics Inc.† ....................................... 1,126,890
120,000 Gentex Corp. ............................................ 2,792,400
20,000 IMAX Corp.† ............................................ 739,200
20,000 Napco Security Technologies Inc. .............. 834,000
59,000 Stoneridge Inc.† ....................................... 341,610
49,230,645
Energy and Utilities  — 2.7%
32,000 APA Corp. ................................................ 782,720
2,000 Avista Corp. ............................................. 77,080
10,000 Cadiz Inc.† ............................................... 56,100
9,800 Chesapeake Utilities Corp. ........................ 1,222,648
35,000 CMS Energy Corp. .................................... 2,447,550
20,000 Consolidated Water Co. Ltd. ...................... 705,800
35,100 Diamondback Energy Inc. ......................... 5,276,583
74,000 Energy Recovery Inc.† .............................. 998,260
325,000 Energy Transfer LP ................................... 5,359,250
8,000 H2O America ............................................ 391,920
20,000 Hawaiian Electric Industries Inc.† .............. 246,000
108,000 Innovex International Inc.† ....................... 2,361,960
30,000 Landis+Gyr Group AG ............................... 1,946,724
19,000 Marathon Petroleum Corp. ........................ 3,089,970
3,500 Middlesex Water Co. ................................. 176,470
3,000 National Fuel Gas Co. ................................ 240,180
120,000 Navigator Holdings Ltd. ............................ 2,078,400
73,000 Northwest Natural Holding Co. .................. 3,412,020
21,500 Northwestern Energy Group Inc. ............... 1,387,610
9,100 Otter Tail Corp. ......................................... 735,371
43,000 RGC Resources Inc. ................................. 915,900
1,680,000 RPC Inc. .................................................. 9,139,200

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
27,000 Southwest Gas Holdings Inc. .................... $ 2,160,540
5,400 Spire Inc. ................................................. 446,580
31,000 The York Water Co. ................................... 987,040
50,000 Vestas Wind Systems A/S ......................... 1,364,140
70,000 XPLR Infrastructure LP† ........................... 700,000
48,706,016
Entertainment  — 4.1%
180,000 Atlanta Braves Holdings Inc., Cl. A† .......... 7,648,200
242,000 Atlanta Braves Holdings Inc., Cl. C† .......... 9,546,900
30,000 Entravision Communications Corp., Cl. A .. 87,900
100,000 Inspired Entertainment Inc.† ..................... 936,000
16,856 Liberty Live Holdings Inc., Cl. A† .............. 1,373,764
9,768 Liberty Live Holdings Inc., Cl. C† .............. 812,307
20,000 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 1,787,600
27,000 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... 2,659,770
580,000 Lionsgate Studios Corp.† ......................... 5,295,400
38,000 Madison Square Garden Sports Corp.† ..... 9,828,700
145,000 Manchester United plc, Cl. A† ................... 2,308,400
300,000 Ollamani SAB† ......................................... 1,282,799
50,000 Reading International Inc., Cl. A† .............. 52,500
7,000 Reading International Inc., Cl. B† .............. 80,150
265,000 Sinclair Inc. .............................................. 4,054,500
95,000 Sphere Entertainment Co.† ....................... 9,032,600
42,000 Starz Entertainment Corp.† ....................... 491,400
7,800 Take-Two Interactive Software Inc.† .......... 1,997,034
185,000 The Marcus Corp. ..................................... 2,869,350
3,500 The Walt Disney Co. ................................. 398,195
42,700 TKO Group Holdings Inc. .......................... 8,924,300
35,000 Universal Entertainment Corp.† ................. 177,860
98,000 Warner Bros Discovery Inc.† .................... 2,824,360
74,469,989
Environmental Services  — 0.7%
57,000 Republic Services Inc. .............................. 12,080,010
Equipment and Supplies  — 19.7%
17,200 A.O. Smith Corp. ...................................... 1,150,336
373,000 AMETEK Inc. ............................................ 76,580,630
45,000 Ardagh Metal Packaging SA ...................... 184,500
53,700 AZZ Inc. ................................................... 5,755,566
9,200 Chart Industries Inc.† ............................... 1,897,316
89,500 Crown Holdings Inc. ................................. 9,215,815
100,000 Donaldson Co. Inc. ................................... 8,866,000
157,000 Federal Signal Corp. ................................. 17,048,630
233,000 Flowserve Corp. ....................................... 16,165,540
150,000 Franklin Electric Co. Inc. ........................... 14,329,500
401,000 Graco Inc. ................................................ 32,869,970
30,500 IDEX Corp. ............................................... 5,427,170
125,000 Interpump Group SpA .............................. 6,871,982
Shares
Market
Value
6,200 Littelfuse Inc. ........................................... $ 1,568,104
110,000 Maezawa Kyuso Industries Co. Ltd. ........... 1,110,253
6,000 MSA Safety Inc. ....................................... 960,840
652,000 Mueller Industries Inc. .............................. 74,849,600
228,200 Mueller Water Products Inc., Cl. A ............. 5,435,724
161,500 Tennant Co. .............................................. 11,902,550
723,200 The Gorman-Rupp Co. .............................. 34,532,800
82,500 The Greenbrier Companies Inc. ................. 3,856,050
50,500 The Manitowoc Co. Inc.† .......................... 605,495
50,000 The Middleby Corp.† ................................ 7,433,500
36,000 The Timken Co. ........................................ 3,028,680
30,500 The Toro Co. ............................................ 2,400,960
4,400 Valmont Industries Inc. ............................. 1,770,208
7,800 Watsco Inc., Cl. B ..................................... 2,643,030
39,000 Watts Water Technologies Inc., Cl. A ......... 10,764,780
40,000 Xerox Holdings Corp. ............................... 94,800
359,320,329
Financial Services  — 6.1%
5,500 Ameris Bancorp ....................................... 408,485
44,200 Atlantic Union Bankshares Corp. ............... 1,560,260
2,000 Capital City Bank Group Inc. ..................... 85,140
12,300 Capitol Federal Financial Inc. ..................... 83,763
20,800 Crazy Woman Creek Bancorp Inc. ............. 613,704
8,000 DigitalBridge Group Inc. ........................... 122,720
37,500 Eagle Bancorp Inc. ................................... 803,250
230 Farmers & Merchants Bank of Long Beach 1,920,265
295,000 Flushing Financial Corp. ............................ 4,475,150
66,000 FNB Corp. ................................................ 1,128,600
370,000 GAM Holding AG† .................................... 68,432
25,000 Hanover Bancorp Inc. ............................... 577,750
2,000 HomeTrust Bancshares Inc. ...................... 85,880
270,000 Hope Bancorp Inc. .................................... 2,959,200
410,000 Huntington Bancshares Inc. ...................... 7,113,500
618,000 KKR & Co. Inc. ......................................... 78,782,640
78,000 Medallion Financial Corp. .......................... 802,620
11,000 PROG Holdings Inc. .................................. 324,390
11,500 Southern First Bancshares Inc.† ............... 592,480
47,000 Synovus Financial Corp. ........................... 2,352,350
16,000 TFS Financial Corp. ................................... 214,080
14,500 Thomasville Bancshares Inc. ..................... 1,463,050
2,000 USCB Financial Holdings Inc. .................... 36,840
221,000 Valley National Bancorp ............................ 2,581,280
34,308 Value Line Inc. ......................................... 1,318,457
10,000 Waterloo Investment Holdings Ltd.†(b) ..... 3,500
130,000 Wright Investors' Service Holdings Inc.† ... 23,400
110,501,186
Food and Beverage  — 3.7%
423,000 Arca Continental SAB de CV ...................... 4,568,846
12,500 BellRing Brands Inc.† ............................... 334,125
76,000 Brown-Forman Corp., Cl. A ....................... 1,999,560
40,000 Bull-Dog Sauce Co. Ltd. ............................ 474,464

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
120,000 Canada Packers Inc. ................................. $ 1,406,725
82,000 China Tontine Wines Group Ltd.† .............. 4,531
260,000 Crimson Wine Group Ltd.† ....................... 1,274,000
225,000 Denny's Corp.† ........................................ 1,399,500
500,000 Dynasty Fine Wines Group Ltd. ................. 16,382
99,000 Farmer Brothers Co.† ............................... 144,540
400,000 Flowers Foods Inc. ................................... 4,352,000
114,000 ITO EN Ltd. .............................................. 2,237,934
92,000 Iwatsuka Confectionery Co. Ltd. ................ 1,785,495
22,500 J & J Snack Foods Corp. .......................... 2,033,325
28,500 John B Sanfilippo & Son Inc. .................... 2,012,100
85,000 Kameda Seika Co. Ltd. .............................. 2,116,318
1,200,000 Kikkoman Corp. ........................................ 10,893,769
596,000 Maple Leaf Foods Inc. .............................. 10,825,311
12,000 MEIJI Holdings Co. Ltd. ............................ 266,982
8,000 MGP Ingredients Inc. ................................ 194,400
124,000 Morinaga Milk Industry Co. Ltd. ................ 2,948,008
10,500 National Beverage Corp.† ......................... 334,845
130,500 Nissin Foods Holdings Co. Ltd. ................. 2,425,630
12,000 Post Holdings Inc.† .................................. 1,188,600
100,000 Premier Foods plc .................................... 232,656
3,500 The Boston Beer Co. Inc., Cl. A† ............... 682,955
43,000 The Hain Celestial Group Inc.† .................. 46,010
55,000 The J.M. Smucker Co. .............................. 5,379,550
625,000 Tingyi (Cayman Islands) Holding Corp. ..... 946,811
32,500 Tootsie Roll Industries Inc. ....................... 1,190,475
370,000 Vina Concha y Toro SA ............................. 420,996
950,000 Vitasoy International Holdings Ltd. ............ 764,131
20,000 Willamette Valley Vineyards Inc.† .............. 61,000
205,000 Yakult Honsha Co. Ltd. ............................. 3,204,434
68,166,408
Food and Staples Retailing  — 0.1%
63,000 United Natural Foods Inc.† ....................... 2,121,210
Health Care  — 3.3%
5,400 Align Technology Inc.† ............................. 843,210
6,700 Bio-Rad Laboratories Inc., Cl. A† .............. 2,030,033
12,500 Bruker Corp. ............................................ 588,875
600 Chemed Corp. .......................................... 256,716
21,000 CONMED Corp. ........................................ 852,600
2,025 Danaher Corp. .......................................... 463,563
10,000 Dentsply Sirona Inc. ................................. 114,300
50,000 Dexcom Inc.† ........................................... 3,318,500
28,500 Electromed Inc.† ...................................... 829,920
24,000 Evolent Health Inc., Cl. A† ......................... 96,000
210,500 Globus Medical Inc., Cl. A† ....................... 18,378,755
25,600 GRAIL Inc.† ............................................. 2,191,104
70,000 Henry Schein Inc.† ................................... 5,290,600
28,000 ICU Medical Inc.† ..................................... 3,994,760
32,700 Masimo Corp.† ........................................ 4,252,962
Shares
Market
Value
100,000 Neogen Corp.† ......................................... $ 699,000
14,000 NeoGenomics Inc.† .................................. 164,640
30,000 Neuronetics Inc.† ..................................... 41,400
170,000 OPKO Health Inc.† .................................... 214,200
141,000 Orthofix Medical Inc.† .............................. 2,137,560
65,000 Perrigo Co. plc ......................................... 904,800
70,500 QuidelOrtho Corp.† ................................... 2,013,480
18,000 Seikagaku Corp. ....................................... 81,703
22,000 STERIS plc ............................................... 5,577,440
19,000 Straumann Holding AG ............................. 2,241,813
3,000 Stryker Corp. ............................................ 1,054,410
500 Teladoc Health Inc.† ................................. 3,500
3,500 Teleflex Inc. .............................................. 427,140
400 The Cooper Companies Inc.† .................... 32,784
38,000 United-Guardian Inc. ................................ 234,080
59,329,848
Home Furnishings  — 0.3%
161,500 Bassett Furniture Industries Inc. ............... 2,706,740
5,000 Ethan Allen Interiors Inc. .......................... 114,200
48,800 La-Z-Boy Inc. ........................................... 1,818,776
4,639,716
Hotels and Gaming  — 2.0%
24,500 Boyd Gaming Corp. .................................. 2,088,380
189,500 Canterbury Park Holding Corp. ................. 2,882,295
129,000 Churchill Downs Inc. ................................ 14,677,620
120,000 Formosa International Hotels Corp. ........... 721,822
533,500 Full House Resorts Inc.† ........................... 1,392,435
745,000 Genting Singapore Ltd. ............................. 420,200
134,000 Golden Entertainment Inc. ........................ 3,643,460
2,250,000 Mandarin Oriental International Ltd. .......... 7,447,500
3,000 Penn Entertainment Inc.† ......................... 44,250
2,500,000 The Hongkong & Shanghai Hotels Ltd.† .... 1,898,441
13,300 Wynn Resorts Ltd. ................................... 1,600,389
36,816,792
Machinery  — 2.1%
49,000 Aebi Schmidt Holding AG ......................... 619,850
344,200 Astec Industries Inc. ................................. 14,910,744
1,400,000 CNH Industrial NV .................................... 12,908,000
100,000 Kennametal Inc. ....................................... 2,841,000
4,300 Nordson Corp. ......................................... 1,033,849
156,000 The Eastern Co. ........................................ 3,071,640
154,000 Twin Disc Inc. ........................................... 2,568,720
37,953,803
Manufactured Housing and Recreational
Vehicles  — 1.8%
38,300 Cavco Industries Inc.† .............................. 22,625,342
73,000 Champion Homes Inc.† ............................ 6,168,500
75,500 Nobility Homes Inc. .................................. 1,901,845
59,500 Winnebago Industries Inc. ........................ 2,410,940
33,106,627

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining  — 0.6%
207,000 Ampco-Pittsburgh Corp.† ......................... $ 1,103,310
45,000 Ivanhoe Mines Ltd., Cl. A† ........................ 511,785
22,900 Keweenaw Land Association Ltd.† ............ 744,250
95,000 Kinross Gold Corp. ................................... 2,675,200
710,000 Tredegar Corp.† ....................................... 5,097,800
10,132,345
Publishing  — 0.4%
2,700 Graham Holdings Co., Cl. B ....................... 2,966,220
4,500 John Wiley & Sons Inc., Cl. B ................... 141,570
60,000 Lee Enterprises Inc.† ................................ 287,400
34,000 News Corp., Cl. A ..................................... 888,080
760,000 The E.W. Scripps Co., Cl. A† ..................... 3,032,400
7,315,670
Real Estate  — 3.3%
20,000 Alexander & Baldwin Inc., REIT ................. 412,800
83,500 Capital Properties Inc., Cl. A ..................... 1,062,537
48,000 Gaming and Leisure Properties Inc., REIT . 2,145,120
19,007 Gyrodyne LLC† ........................................ 171,443
17,500 Lamar Advertising Co., Cl. A, REIT ............ 2,215,150
135,500 Millrose Properties Inc., REIT ................... 4,047,385
89,200 Morguard Corp. ........................................ 7,538,669
30,867 Outfront Media Inc., REIT ......................... 743,895
234,000 Ryman Hospitality Properties Inc., REIT .... 22,141,080
25,000 Seritage Growth Properties, Cl. A† ............ 81,250
134,000 Tejon Ranch Co.† ..................................... 2,113,180
289,500 The St. Joe Co. ......................................... 17,187,615
300,000 Trinity Place Holdings Inc.† ...................... 10,530
80,000 Trinity Place Holdings Inc., New York†(b) .. 0
59,870,654
Restaurants  — 1.0%
1,070 Biglari Holdings Inc., Cl. A † ...................... 1,861,854
20,000 Cracker Barrel Old Country Store Inc. ........ 508,000
85,000 Krispy Kreme Inc. ..................................... 341,700
155,200 Nathan's Famous Inc. ............................... 14,522,064
60,000 Rock Field Co. Ltd. ................................... 515,577
14,000 The Cheesecake Factory Inc. ..................... 706,720
18,455,915
Retail  — 5.1%
38,000 Advance Auto Parts Inc. ............................ 1,493,400
25,000 Arko Corp. ............................................... 113,500
96,000 AutoNation Inc.† ...................................... 19,822,080
294,000 Copart Inc.† ............................................. 11,510,100
196,600 Ingles Markets Inc., Cl. A .......................... 13,476,930
53,500 Lands' End Inc.† ...................................... 776,820
70,000 Movado Group Inc. ................................... 1,443,400
65,000 Penske Automotive Group Inc. .................. 10,288,850
75,000 Pets at Home Group plc ............................ 200,171
473,000 Rush Enterprises Inc., Cl. B ...................... 26,610,980
Shares
Market
Value
21,900 Salvatore Ferragamo SpA† ....................... $ 211,814
103,200 Tractor Supply Co. .................................... 5,161,032
46,000 Village Super Market Inc., Cl. A ................. 1,628,170
400 Winmark Corp. ......................................... 161,976
92,899,223
Semiconductors  — 0.3%
38,200 Entegris Inc. ............................................. 3,218,350
10,700 MKS Inc. .................................................. 1,709,860
30,000 Renesas Electronics Corp. ........................ 409,857
5,338,067
Specialty Chemicals  — 2.5%
3,000 Albemarle Corp. ....................................... 424,320
30,000 Arq Inc.† .................................................. 98,100
28,000 Ashland Inc. ............................................. 1,642,760
80,000 Burnham Holdings Inc., Cl. A .................... 2,005,600
306,000 Core Molding Technologies Inc.† .............. 6,135,300
57,000 Element Solutions Inc. .............................. 1,424,430
230,000 H.B. Fuller Co. .......................................... 13,675,800
35,400 Hawkins Inc. ............................................ 5,028,924
25,000 Huntsman Corp. ....................................... 250,000
6,000 JSP Corp. ................................................ 93,731
65,000 Minerals Technologies Inc. ....................... 3,961,750
5,600 NewMarket Corp. ..................................... 3,848,656
30,000 Olin Corp. ................................................ 624,900
8,400 Quaker Chemical Corp. ............................. 1,153,404
10,000 Rogers Corp.† .......................................... 915,700
22,500 Sensient Technologies Corp. ..................... 2,113,875
13,000 T. Hasegawa Co. Ltd. ................................ 233,874
12,500 Takasago International Corp. ..................... 117,626
91,200 The General Chemical Group Inc.†(b) ........ 0
120,000 Treatt plc .................................................. 329,978
55,000 Valvoline Inc.† .......................................... 1,598,300
45,677,028
Telecommunications  — 0.6%
64,000 Borussia Dortmund GmbH & Co. KGaA ..... 248,202
10,000 Cogeco Communications Inc. ................... 484,281
24,000 Cogeco Inc. .............................................. 1,118,910
2,400 GCI Liberty Inc., Cl. A† ............................. 88,488
3,690 GCI Liberty Inc. , Cl. C† ............................. 137,305
3,500 IDT Corp., Cl. B ........................................ 179,235
190,000 Liberty Global Ltd., Cl. A† ......................... 2,116,600
122,000 Liberty Global Ltd., Cl. C† ......................... 1,346,880
70,000 Liberty Latin America Ltd., Cl. A† .............. 517,300
86,000 Nuvera Communications Inc.† .................. 1,204,000
110,000 Shenandoah Telecommunications Co. ....... 1,271,600
42,500 Sunrise Communications AG, Cl. A ........... 2,276,039
10,988,840
Transportation  — 2.9%
306,500 GATX Corp. .............................................. 51,982,400
145,000 Hertz Global Holdings Inc.† ...................... 745,300

The Gabelli Small Cap Growth Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Transportation (Continued)
18,600 Irish Continental Group plc ....................... $ 131,589
52,859,289
Wireless Telecommunications  — 0.5%
47,500 Array Digital Infrastructure Inc. ................. 2,546,950
61,000 Gogo Inc.† ............................................... 284,260
82,000 Rogers Communications Inc., Cl. B ........... 3,093,860
35,500 Telephone and Data Systems Inc. .............. 1,455,500
42,200 VEON Ltd., ADR† ..................................... 2,218,454
9,599,024
TOTAL COMMON STOCKS .................. 1,798,357,062
CLOSED-END FUNDS  — 0.1%
38,500 The Central Europe, Russia, and Turkey
Fund Inc. .............................................. 681,450
99,000 The New Germany Fund Inc. ..................... 1,130,580
32,229 The European Equity Fund Inc. .................. 331,959
TOTAL CLOSED-END FUNDS ................ 2,143,989
PREFERRED STOCKS  — 0.2%
Automotive: Parts and Accessories  — 0.2%
79,000 Jungheinrich AG ....................................... 3,288,421
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable  — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29 ................................. 204,900
U.S. GOVERNMENT OBLIGATIONS  — 0.8%
15,310,000 U.S. Treasury Bills,
3.556% to 3.786%††,
02/26/26 to 04/23/26 ............................ 15,172,788
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $439,332,045) ............................. $ 1,819,167,160
Shares
Market
Value
SECURITIES SOLD SHORT — (0.0)%
Electronics — (0.0)%
3,000 Bel Fuse Inc., Cl. B ......................... $ 508,890
TOTAL SECURITIES SOLD SHORT
(Proceeds received $477,706)(c) ........ $ 508,890
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) At December 31, 2025, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust